Taxes on Income (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Accrued employee benefits		$ 307	$ 258
Research and development costs		1,057	1,029
Operating loss carryforwards		2,268	1,370
Property, plant and equipment		4	10
Share based compensation		490	438
Intangible assets		10	16
Operating lease liabilities		470	485
Goodwill	[1]	4	55
Other		2	36
Gross deferred tax assets, before valuation allowances		4,612	3,697
Less: valuation allowance		(3,814)	(2,918)
Total deferred tax assets		798	779
Deferred tax liabilities:
Intangible assets		(425)	(290)
Property, plant and equipment		(20)
Operating leases right-of-use, net		(461)	(521)
Other		(8)	0
Total deferred tax liabilities		(914)	(811)
Net deferred tax assets		(116)	(32)
Foreign jurisdictions		(116)	(32)
Deferred tax assets and liabilities net after jurisdictional netting		(116)	(32)
Non-current deferred tax liabilities		(116)	(32)
Deferred tax assets, liabilities, net		$ (116)	$ (32)

[1]	The recognized goodwill is deductible for income tax purposes for 10 years.